Annual Fund Operating Expenses	0 Months Ended
	Jun. 01, 2012
(WFA Money Market Funds - ABC Prospectus) | (Wells Fargo Advantage California Municipal Money Market Fund) | Class A
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.53%
Total Annual Fund Operating Expenses	0.63%
Fee Waiver	none
Total Annual Fund Operating Expenses After Fee Waiver	0.63%	[1]
(WFA Money Market Funds - ABC Prospectus) | (Wells Fargo Advantage Municipal Money Market Fund) | Class A
Operating Expenses:
Management Fees	0.28%
Distribution (12b-1) Fees	none
Other Expenses	0.54%
Total Annual Fund Operating Expenses	0.82%
Fee Waiver	(0.17%)
Total Annual Fund Operating Expenses After Fee Waiver	0.65%	[2]
(WFA Money Market Funds - ABC Prospectus) | (Wells Fargo Advantage National Tax-Free Money Market Fund) | Class A
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.53%
Total Annual Fund Operating Expenses	0.63%
Fee Waiver	none
Total Annual Fund Operating Expenses After Fee Waiver	0.63%	[3]
(WFA Money Market Funds - ABC Prospectus) | (Wells Fargo Advantage 100% Treasury Money Market Fund) | Class A
Operating Expenses:
Management Fees	0.26%
Distribution (12b-1) Fees	none
Other Expenses	0.52%
Total Annual Fund Operating Expenses	0.78%
Fee Waiver	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver	0.65%	[2]
(WFA Money Market Funds - ABC Prospectus) | (Wells Fargo Advantage Treasury Plus Money Market Fund) | Class A
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.52%
Total Annual Fund Operating Expenses	0.62%
Fee Waiver	none
Total Annual Fund Operating Expenses After Fee Waiver	0.62%	[4]
(WFA Money Market Funds - ABC Prospectus) | (Wells Fargo Advantage Government Money Market Fund) | Class A
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.51%
Total Annual Fund Operating Expenses	0.61%
Fee Waiver	none
Total Annual Fund Operating Expenses After Fee Waiver	0.61%	[4]
(WFA Money Market Funds - ABC Prospectus) | (Wells Fargo Advantage Money Market Fund) | Class A
Operating Expenses:
Management Fees	0.27%
Distribution (12b-1) Fees	none
Other Expenses	0.54%
Total Annual Fund Operating Expenses	0.81%
Fee Waiver	(0.11%)
Total Annual Fund Operating Expenses After Fee Waiver	0.70%	[2]
(WFA Money Market Funds - ABC Prospectus) | (Wells Fargo Advantage Money Market Fund) | Class B
Operating Expenses:
Management Fees	0.27%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.54%
Total Annual Fund Operating Expenses	1.56%
Fee Waiver	(0.11%)
Total Annual Fund Operating Expenses After Fee Waiver	1.45%	[2]
(WFA Money Market Funds - ABC Prospectus) | (Wells Fargo Advantage Money Market Fund) | Class C
Operating Expenses:
Management Fees	0.27%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.54%
Total Annual Fund Operating Expenses	1.56%
Fee Waiver	(0.11%)
Total Annual Fund Operating Expenses After Fee Waiver	1.45%	[2]
(WFA Money Market Funds - Administrator Prospectus) | (Wells Fargo Advantage Municipal Cash Management Money Market Fund) | Administrator Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.26%
Total Annual Fund Operating Expenses	0.36%
Fee Waiver	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	0.30%	[2]
(WFA Money Market Funds - Administrator Prospectus) | (Wells Fargo Advantage California Municipal Money Market Fund) | Administrator Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.26%
Total Annual Fund Operating Expenses	0.36%
Fee Waiver	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	0.30%	[2]
(WFA Money Market Funds - Administrator Prospectus) | (Wells Fargo Advantage National Tax-Free Money Market Fund) | Administrator Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.26%
Total Annual Fund Operating Expenses	0.36%
Fee Waiver	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	0.30%	[5]
(WFA Money Market Funds - Administrator Prospectus) | (Wells Fargo Advantage 100% Treasury Money Market Fund) | Administrator Class
Operating Expenses:
Management Fees	0.26%
Distribution (12b-1) Fees	none
Other Expenses	0.25%
Total Annual Fund Operating Expenses	0.51%
Fee Waiver	(0.21%)
Total Annual Fund Operating Expenses After Fee Waiver	0.30%	[2]
(WFA Money Market Funds - Administrator Prospectus) | (Wells Fargo Advantage Treasury Plus Money Market Fund) | Administrator Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.25%
Total Annual Fund Operating Expenses	0.35%
Fee Waiver	none
Total Annual Fund Operating Expenses After Fee Waiver	0.35%	[2]
(WFA Money Market Funds - Administrator Prospectus) | (Wells Fargo Advantage Government Money Market Fund) | Administrator Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.24%
Total Annual Fund Operating Expenses	0.34%
Fee Waiver	none
Total Annual Fund Operating Expenses After Fee Waiver	0.34%	[6]
(WFA Money Market Funds - Administrator Prospectus) | (Wells Fargo Advantage Heritage Money Market Fund) | Administrator Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.24%
Total Annual Fund Operating Expenses	0.34%
Fee Waiver	none
Total Annual Fund Operating Expenses After Fee Waiver	0.34%	[6]
(WFA Money Market Funds - Administrator Prospectus) | (Wells Fargo Advantage Cash Investment Money Market Fund) | Administrator Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.25%
Total Annual Fund Operating Expenses	0.35%
Fee Waiver	none
Total Annual Fund Operating Expenses After Fee Waiver	0.35%	[5]
(WFA Money Market Funds - Daily Prospectus) | (Wells Fargo Advantage Money Market Fund) | Daily Class
Operating Expenses:
Management Fees	0.27%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.54%
Total Annual Fund Operating Expenses	1.06%
Fee Waiver	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	1.00%	[2]
(WFA Money Market Funds - Institutional Prospectus) | (Wells Fargo Advantage Municipal Cash Management Money Market Fund) | Institutional Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.24%
Fee Waiver	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	0.20%	[2]
(WFA Money Market Funds - Institutional Prospectus) | (Wells Fargo Advantage California Municipal Money Market Fund) | Institutional Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.24%
Fee Waiver	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	0.20%	[2]
(WFA Money Market Funds - Institutional Prospectus) | (Wells Fargo Advantage Municipal Money Market Fund) | Institutional Class
Operating Expenses:
Management Fees	0.28%
Distribution (12b-1) Fees	none
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.43%
Fee Waiver	(0.23%)
Total Annual Fund Operating Expenses After Fee Waiver	0.20%	[2]
(WFA Money Market Funds - Institutional Prospectus) | (Wells Fargo Advantage National Tax-Free Money Market Fund) | Institutional Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.24%
Fee Waiver	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	0.20%	[5]
(WFA Money Market Funds - Institutional Prospectus) | (Wells Fargo Advantage Treasury Plus Money Market Fund) | Institutional Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.23%
Fee Waiver	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver	0.20%	[2]
(WFA Money Market Funds - Institutional Prospectus) | (Wells Fargo Advantage Government Money Market Fund) | Institutional Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.22%
Fee Waiver	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	0.20%	[2]
(WFA Money Market Funds - Institutional Prospectus) | (Wells Fargo Advantage Prime Investment Money Market Fund) | Institutional Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.24%
Fee Waiver	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	0.20%	[5]
(WFA Money Market Funds - Institutional Prospectus) | (Wells Fargo Advantage Heritage Money Market Fund) | Institutional Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.22%
Fee Waiver	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	0.20%	[2]
(WFA Money Market Funds - Institutional Prospectus) | (Wells Fargo Advantage Cash Investment Money Market Fund) | Institutional Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.23%
Fee Waiver	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver	0.20%	[5]
(WFA Money Market Funds - Investor Prospectus) | (Wells Fargo Advantage Municipal Money Market Fund) | Investor Class
Operating Expenses:
Management Fees	0.28%
Distribution (12b-1) Fees	none
Other Expenses	0.57%
Total Annual Fund Operating Expenses	0.85%
Fee Waiver	(0.21%)
Total Annual Fund Operating Expenses After Fee Waiver	0.64%	[2]
(WFA Money Market Funds - Investor Prospectus) | (Wells Fargo Advantage Money Market Fund) | Investor Class
Operating Expenses:
Management Fees	0.27%
Distribution (12b-1) Fees	none
Other Expenses	0.57%
Total Annual Fund Operating Expenses	0.84%
Fee Waiver	(0.19%)
Total Annual Fund Operating Expenses After Fee Waiver	0.65%	[2]
(WFA Money Market Funds - Select Prospectus) | (Wells Fargo Advantage Heritage Money Market Fund) | Select Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.18%
Fee Waiver	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	0.13%	[2]
(WFA Money Market Funds - Select Prospectus) | (Wells Fargo Advantage Cash Investment Money Market Fund) | Select Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.19%
Fee Waiver	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	0.13%	[5]
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage Municipal Cash Management Money Market Fund) | Service Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.43%
Total Annual Fund Operating Expenses	0.53%
Fee Waiver	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver	0.45%	[2]
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage California Municipal Money Market Fund) | Service Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.43%
Total Annual Fund Operating Expenses	0.53%
Fee Waiver	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver	0.45%	[2]
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage Municipal Money Market Fund) | Service Class
Operating Expenses:
Management Fees	0.28%
Distribution (12b-1) Fees	none
Other Expenses	0.44%
Total Annual Fund Operating Expenses	0.72%
Fee Waiver	(0.27%)
Total Annual Fund Operating Expenses After Fee Waiver	0.45%	[2]
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage National Tax-Free Money Market Fund) | Service Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.43%
Total Annual Fund Operating Expenses	0.53%
Fee Waiver	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver	0.45%	[5]
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage 100% Treasury Money Market Fund) | Service Class
Operating Expenses:
Management Fees	0.26%
Distribution (12b-1) Fees	none
Other Expenses	0.42%
Total Annual Fund Operating Expenses	0.68%
Fee Waiver	(0.18%)
Total Annual Fund Operating Expenses After Fee Waiver	0.50%	[2]
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage Treasury Plus Money Market Fund) | Service Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.42%
Total Annual Fund Operating Expenses	0.52%
Fee Waiver	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver	0.45%	[2]
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage Government Money Market Fund) | Service Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.41%
Total Annual Fund Operating Expenses	0.51%
Fee Waiver	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver	0.50%	[2]
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage Prime Investment Money Market Fund) | Service Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.43%
Total Annual Fund Operating Expenses	0.53%
Fee Waiver	none
Total Annual Fund Operating Expenses After Fee Waiver	0.53%	[7]
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage Heritage Money Market Fund) | Service Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.41%
Total Annual Fund Operating Expenses	0.51%
Fee Waiver	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver	0.43%	[2]
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage Cash Investment Money Market Fund) | Service Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.42%
Total Annual Fund Operating Expenses	0.52%
Fee Waiver	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	0.50%	[5]
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage Money Market Fund) | Service Class
Operating Expenses:
Management Fees	0.27%
Distribution (12b-1) Fees	none
Other Expenses	0.44%
Total Annual Fund Operating Expenses	0.71%
Fee Waiver	(0.21%)
Total Annual Fund Operating Expenses After Fee Waiver	0.50%	[2]
(WFA Money Market Funds - Sweep Prospectus) | (Wells Fargo Advantage California Municipal Money Market Fund) | Sweep Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	0.35%
Other Expenses	0.53%
Total Annual Fund Operating Expenses	0.98%
Fee Waiver	none
Total Annual Fund Operating Expenses After Fee Waiver	0.98%	[8]
(WFA Money Market Funds - Sweep Prospectus) | (Wells Fargo Advantage Municipal Money Market Fund) | Sweep Class
Operating Expenses:
Management Fees	0.28%
Distribution (12b-1) Fees	0.35%
Other Expenses	0.54%
Total Annual Fund Operating Expenses	1.17%
Fee Waiver	(0.17%)
Total Annual Fund Operating Expenses After Fee Waiver	1.00%	[2]
(WFA Money Market Funds - Sweep Prospectus) | (Wells Fargo Advantage National Tax-Free Money Market Fund) | Sweep Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	0.35%
Other Expenses	0.53%
Total Annual Fund Operating Expenses	0.98%
Fee Waiver	none
Total Annual Fund Operating Expenses After Fee Waiver	0.98%	[9]
(WFA Money Market Funds - Sweep Prospectus) | (Wells Fargo Advantage 100% Treasury Money Market Fund) | Sweep Class
Operating Expenses:
Management Fees	0.26%
Distribution (12b-1) Fees	0.35%
Other Expenses	0.52%
Total Annual Fund Operating Expenses	1.13%
Fee Waiver	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver	1.00%	[2]
(WFA Money Market Funds - Sweep Prospectus) | (Wells Fargo Advantage Treasury Plus Money Market Fund) | Sweep Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	0.35%
Other Expenses	0.52%
Total Annual Fund Operating Expenses	0.97%
Fee Waiver	none
Total Annual Fund Operating Expenses After Fee Waiver	0.97%	[8]
(WFA Money Market Funds - Sweep Prospectus) | (Wells Fargo Advantage Government Money Market Fund) | Sweep Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	0.35%
Other Expenses	0.51%
Total Annual Fund Operating Expenses	0.96%
Fee Waiver	none
Total Annual Fund Operating Expenses After Fee Waiver	0.96%	[8]

[1]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.65% for Class A. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[2]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[3]	The Adviser has committed through May 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.65% for Class A. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[4]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.65% for Class A. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[5]	The Adviser has committed through May 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[6]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.35% for Administrator Class. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[7]	The Adviser has committed through May 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.55% for Service Class. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[8]	The Adviser has committed through July 11, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.00% for Sweep Class. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with approval of the Board of Trustees.
[9]	The Adviser has committed through May 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.00% for Sweep Class. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.